Investor Shares | FAM Small Cap Fund
FAM Small Cap Fund - Investor Shares Summary Section
Investment Objective: FAM Small Cap Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund: The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Shares FAM Small Cap Fund Investor Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Shares FAM Small Cap Fund Investor Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.01%
Total Fund Operating Expenses	1.28%	[1],[2]
Fee Recoupment	0.01%	[2]
Net Fund Operating Expenses	1.29%	[2]
[1]	The "Total Fund Operating Expenses" shown may not correlate to the Fund's ratios of expenses to average net assets shown in the "Financial Highlights" section of the prospectus, which does not include "Acquired Fund Fees and Expenses."
[2]	The Advisor has contractually agreed, until May 1, 2020, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Investor Shares at 1.42%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Investor Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund's Board of Trustees. During the fiscal year ended December 31, 2018, the Advisor recouped certain previously waived fees and expenses.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also includes the contractual arrangement permitting the Advisor to recover amounts waived or reimbursed by the Advisor during prior years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example	One Year	Three Years	Five Years	Ten Years
Investor Shares | FAM Small Cap Fund | Investor Shares | USD ($)	131	407	703	1,546

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth". Factors considered in evaluating the true business worth include the company's cur- rent earnings, and Fenimore's opinion as to its future potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund considers small-cap companies to be those issuers that, at the time of initial purchase, have a market capitalization that is within or below the range of companies in the Russell 2000 Index as of the latest reconstitution. As of May 11, 2018, the market capitalization range for the Russell 2000 Index was approximately $159.2 million to $5.0 billion.

The Fund may invest in securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds ("ETFs"). The Fund's policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days prior notice to shareholders.

Principal Risks:
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.

•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

•	Market Risk - the value of your investment will go up and down, which means that you could lose money.

•	Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return: The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows the Investor Shares performance since 2013. The table shows the Investor Shares average annual returns (before and after taxes) for the one year period and five year period ended December 31, 2018 and since the Fund's inception on March 1, 2012 compared to those of the Russell 2000 Index, the Fund's primary benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website www.famfunds.com.

FAM Small Cap Fund Investor Shares

Best Quarter	4Q'14	12.35%
Worst Quarter	4Q'18	-17.23%

Average Annual Total Returns Investor Shares
Average Annual Total Returns - Investor Shares - FAM Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	(9.37%)	3.70%	9.49%	Mar. 01, 2012
Investor Shares | After Taxes on Distributions	(11.36%)	2.83%	8.59%	Mar. 01, 2012
Investor Shares | After Taxes on Distributions and Sales	(4.17%)	2.79%	7.51%	Mar. 01, 2012
Russell 2000 Index	(11.01%)	4.41%	9.14%	Mar. 01, 2012

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.